CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Non-current assets
Property, plant and equipment	€ 24,839	€ 27,758
Intangible assets	605,508	584,026
Deferred tax assets	34,810	36,040
Investments in joint ventures and associates	230	2,650
Other investments	7,051	3,881
Other non-current financial assets	14,207	13,313
Non-current assets	686,645	667,668
Current assets
Trade receivables	191,469	100,062
Other current receivables	31,369	25,834
Income tax receivables	1,681	2,277
Prepaid expenses	5,586	5,636
Cash and cash equivalents	240,546	51,083
Current assets	470,651	184,892
Total assets	1,157,296	852,560
Equity attributable to owners of the parent
Share capital	2,194	1,907
Share premium	1,852,339	1,634,469
Other equity	(117)	(10,179)
Other reserves	(970,623)	(965,755)
Accumulated losses	(883,420)	(851,967)
Equity attributable to owners of the parent	373	(191,525)
Non-controlling interests	5,970	5,732
Total equity	6,343	(185,793)
Non-current liabilities
Loans and borrowings	726,891	722,554
Other non-current financial liabilities	18,811	29,705
Deferred tax liabilities	7,663	9,642
Post-employment benefits	3,795	4,677
Provisions for other liabilities and charges	1,230	2,313
Non-current liabilities	758,390	768,891
Current liabilities
Loans and borrowings	61,945	676
Other current financial liabilities	19,227	22,589
Trade payables	209,106	166,103
Other current liabilities	34,851	27,913
Accrued liabilities	54,639	33,078
Income tax liabilities	11,351	19,103
Provisions for other liabilities and charges	1,444	0
Current liabilities	392,563	269,462
Total liabilities	1,150,953	1,038,353
Total equity and liabilities	€ 1,157,296	€ 852,560